Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Schedule of Earnings Per Share, Basic and Diluted
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ending March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) per Common Share:
Numerator:
Net income (loss) attributable to Parent	$(93.5)	$(0.3)	$11.1
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$(105.4)	$(0.3)	$11.1

Denominator:
Weighted average common shares outstanding	253.4	253.4	253.4

Basic and diluted net loss per common share	$(0.42)	$(0.00)	$0.04

LIONSGATE STUDIOS CORP [Member]
Schedule of Earnings Per Share, Basic and Diluted
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the three and nine months ended December 31, 2024 and 2023 is presented below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) Per Common Share:
Numerator:
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$6.4	$(41.1)	$(150.4)	$(46.5)
Accretion of redeemable noncontrolling interest	(0.3)	—	(1.0)	—

Net income (loss) attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$6.1	$(41.1)	$(151.4)	$(46.5)

Denominator:
Weighted average common shares outstanding	288.7	253.4	283.3	253.4

Basic and diluted net income (loss) per common share	$0.02	$(0.16)	$(0.53)	$(0.18)

Anti-dilutive Shares Issuable
Additionally, for the three and nine months ended December 31, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net income (loss) per common share because they are contingently issuable upon certain vesting criteria that have not been met as of the reporting period.

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—	2.2	—

LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Earnings Per Share, Basic and Diluted
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the three and nine months ended December 31, 2024 and 2023 is presented below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$(21.9)	$(106.6)	$(244.7)	$(1,063.5)
Accretion of redeemable noncontrolling interest	(0.3)	—	(1.0)	—

Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest	$(22.2)	$(106.6)	$(245.7)	$(1,063.5)

Denominator:
Weighted average common shares outstanding	240.2	235.1	238.4	233.1

Basic and diluted net loss per common share	$(0.09)	$(0.45)	$(1.03)	$(4.56)

Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$(1,102.9)	$(2,010.2)	$(188.2)
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest	$(1,114.8)	$(2,010.2)	$(188.2)

Denominator:
Weighted average common shares outstanding	233.6	227.9	224.1

Basic and diluted net loss per common share	$(4.77)	$(8.82)	$(0.84)

Anti-dilutive Shares Issuable	Additionally, for the three and nine months ended December 31, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because their inclusion would have had an anti-dilutive effect regardless of net income or loss in the period.

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Anti-dilutive shares issuable
Share purchase options	18.2	16.8	16.6	18.0
Restricted share units	5.2	0.6	3.9	2.5
Other issuable shares	4.7	4.4	4.1	4.1

Total weighted average anti-dilutive shares issuable excluded from diluted net income (loss) per common share	28.1	21.8	24.6	24.6

Additionally, for the years ended March 31, 2024, 2023 and 2022, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because their inclusion would have had an anti-dilutive effect regardless of net income or loss in the period.

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Anti-dilutive shares issuable
Share purchase options	17.1	23.0	16.0
Restricted share units	1.9	2.2	0.4
Other issuable shares	4.2	3.5	2.2

Total weighted average anti-dilutive shares issuable excluded from diluted net loss per common share	23.2	28.7	18.6